ospectus Supplement
dated July 19, 1999 to:
______________________________________________________________________________

PUTNAM VARIABLE TRUST (the "Trust")                    54165 7/99
Prospectuses dated April 30, 1999

In the section entitled "How the Trust is managed," the chart indicating the officers of Putnam Investment Management, Inc. ("Putnam Management") that have primary responsibility for the day-to-day management of the portfolios of Putnam VT Income Fund, Putnam VT International New Opportunities Fund, Putnam VT New Opportunities Fund and Putnam VT Small CapValue Fund is replaced with the following:

                         Year    Business experience (at least 5 years)
                         ------- --------------------------------------------

Putnam VT Income Fund

Kevin M. Cronin                  1999 Employed by Putnam Management since 1997.
Managing Director                     Prior to February 1997, Mr. Cronin was
                                      employed at MFS Investment Management.

Michael Martino                  1999 Employed by Putnam Management since 1994.
Managing Director

Putnam VT International New
   Opportunities Fund

Robert Swift                     1996 Employed by Putnam Management since 1995.
Managing Director                     Prior to August 1995, Mr.
                                      Swift was employed by IAI
                                      International/Hill Samuel
                                      Investment Advisors.

J. Peter Grant                   1996 Employed by Putnam Management since 1973.
Senior Vice President

Stephen Oler                     1998 Employed by Putnam Management since
Senior Vice President                 1997.  Prior to June 1997,
                                      Mr. Oler was employed by at
                                      Templeton Investments, and
                                      prior to March 1996 was
                                      employed by Baring Asset
                                      Management Co.

Jack P. Chang                    1999 Employed by Putnam Management since 1997.
Senior Vice President                 Prior to July 1997, Mr.
                                      Chang was employed by Columbia
                                      Management.

Stephen Dexter                   1999 Employed by Putnam Management since 1999.
Senior Vice President                 Prior to June, 1999, Mr.
                                      Dexter was employed at Scudder
                                      Kemper, Inc.

Putnam VT New Opportunities Fund

Daniel L. Miller                 1994 Employed by Putnam Management since 1983.
Managing Director

Jeffrey R. Lindsey               1999 Employed by Putnam Management since 1994.
Senior Vice President

Kenneth Lang                     1999 Employed by Putnam Management since 1997.
Vice President                        Prior to April, 1997, Mr.
                                      Lang was employed at Mongtomery
                                      Securities.


Putnam VT Small Cap Value

Edward T. Shadek, Jr.            1999 Employed by Putnam Management since 1997.
Managing Director                     Prior to March 1997, Mr.
                                      Shadek was employed at
                                      Newbold's Asset Management Co.

Jefferey Netols                  1999 Employed by Putnam Management since 1993.
Senior Vice President